Equity (Details) (USD $)	1 Months Ended								1 Months Ended									1 Months Ended					2 Months Ended	1 Months Ended		3 Months Ended						1 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended			6 Months Ended
	Jul. 31, 2012	Aug. 31, 2011	May 31, 2011	Apr. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Steven Girgenti [Member]	Sep. 30, 2011 Steven Girgenti [Member]	Aug. 31, 2011 Steven Girgenti [Member]	Dec. 31, 2011 Dr Oscar Bronsther [Member]	Sep. 30, 2011 Dr Oscar Bronsther [Member]	Dec. 31, 2011 Jason Barton [Member]	Dec. 31, 2011 Jose Romano [Member]	Mar. 31, 2011 Euroamerican Investment Corp [Member]	Mar. 25, 2011 Euroamerican Investment Corp [Member]	Apr. 30, 2011 Mr. Jerrald Ginder [Member]	Jan. 31, 2012 Restricted Stock [Member] Prof. Sahraie and the University of Aberdeen [Member]	May 31, 2011 Common Stock [Member]	Apr. 30, 2011 Common Stock [Member]	Feb. 28, 2011 Common Stock [Member]	Jun. 30, 2012 Common Stock [Member]	May 31, 2011 Common Stock [Member] Steven Girgenti [Member]	Feb. 28, 2011 Common Stock [Member] Steven Girgenti [Member]	Jun. 30, 2012 Common Stock [Member] Steven Girgenti [Member]	Jun. 30, 2012 Common Stock [Member] Dr Oscar Bronsther [Member]	Jun. 30, 2012 Common Stock [Member] Alvaro Pascuale - Leone [Member]	Jun. 30, 2012 Common Stock [Member] Jason Barton [Member]	Jun. 30, 2012 Common Stock [Member] Jose Romano [Member]	Jun. 30, 2012 Common Stock [Member] Josef Zihl [Member]	Jun. 30, 2011 Common Stock [Member] Greenbridge Capital Partners IV LLC [Member]	Jun. 30, 2012 Common Stock [Member] Greenbridge Capital Partners IV LLC [Member]	Jun. 30, 2012 Common Stock [Member] Greenbridge Capital Partners IV LLC [Member]	Apr. 30, 2011 Common Stock [Member] Mr. Jerrald Ginder [Member]	Mar. 31, 2011 Warrants to purchase common stock [Member]	Mar. 31, 2011 Warrants to purchase common stock [Member] Euroamerican Investment Corp [Member]	Jun. 30, 2012 Series C Preferred Stock [Member]
Equity (Textual)
Stock shares issued for cash to investors																						7,578,947
Number of investors																						3														7
Issuance price per share	$ 0.0225																					$ 0.019
Aggregate gross proceeds for issuance of stock																				$ 195,000	$ 550,000	$ 144,000													$ 60,000
Share-based compensation shares issued to nonemployees for services, share									222,222	166,667	154,600	96,620		138,890	138,890				14,350,000	8,666,666	24,444,442		5,333,333	222,222	250,000	444,444	444,444	277,780	277,780	277,780	138,890	15,500,000	1,333,333		18,000,000
Share-based compensation shares issued to nonemployees for services, value									5,000	5,000	5,000	2,174		3,125	3,125								120,000	5,000	5,000	10,000	10,000	6,250	6,250	6,250	3,125	348,750	30,000		360,000
Share based compensation shares issued to nonemployees per share value																							$ 0.0225
Shares repurchased into Treasury Stock																																10,333,333		10,333,333
Treasury stock repurchased, value																																	1,033	1,033
Stock converted into Common Stock																																						39,999,996
Notes payable - current						$ 1,625,175	$ 1,636,125	$ 1,415,662									$ 300,000
Common stock shares purchasable from issued warrants		66,666,666	4,333,334	12,222,221	14,710,530								400,000			400,000		2,666,667
Warrants exercise price			$ 0.03	$ 0.03	$ 0.03								$ 0.03			$ 0.03
Warrants exercisable period			3 years	3 years	3 years								3 years			3 years
Amortization period of debt discount																																					3 months